Organization and Principal Activities (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions															12 Months Ended
		Feb. 27, 2025 $ / shares shares	Jan. 06, 2025 $ / shares shares	Mar. 18, 2024 shares	Apr. 08, 2021 CNY (¥) shares	Apr. 08, 2021 USD ($) $ / shares shares	Jun. 03, 2019 $ / shares shares	May 23, 2019 shares	May 20, 2019 shares	Apr. 04, 2019 $ / shares shares	Mar. 19, 2019	Mar. 11, 2019 shares	Mar. 05, 2018 shares	Feb. 28, 2018 CNY (¥)	Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2023 shares	Mar. 31, 2025 $ / shares	Mar. 31, 2024 $ / shares	Nov. 15, 2023 $ / shares	Jan. 17, 2022	Dec. 17, 2021	Aug. 13, 2020 shares	Apr. 29, 2020 shares	Sep. 04, 2019	Mar. 31, 2017	Sep. 05, 2016
Organization and Principal Activities [Line Items]
Total consideration (in Yuan Renminbi) | ¥														¥ 9.6
Foreign currency translation (in Yuan Renminbi) | ¥																¥ 1.0
Additional paid in capital (in Yuan Renminbi) | ¥																¥ 16.2
Ordinary shares issued (in Shares)		17,340,000	1,020,000	373,846,160
Authorized shares (in Shares)	[1]														99,000,000	99,000,000
Price per share (in Dollars per share) | $ / shares		$ 0.13	$ 0.15																	$ 0.13
Ordinary shares, par value (in Dollars per share) | (per share)	[1]														¥ 0.001	¥ 0.001		$ 0.001
Ordinary shares, shares issued (in Shares)	[1]														3,604,015	1,568,456
Ordinary shares, shares outstanding (in Shares)	[1]														3,604,015	1,568,456
Reverse stock split		1-for-10													The Company believes it is appropriate to reflect these nominal share repurchases to result in 4,517,793 ordinary shares being issued and outstanding or reduction of 63.5% of total ordinary shares being issued and outstanding after the repurchase of ordinary shares similar to 0.365-for-1 reverse stock split.
Percentage of total ordinary shares															63.50%
Service fee											100.00%
Mr. Bao [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage									100.00%					28.00%	96.95%											52.00%
Share transfer (in Shares)									12,000,000
Mr. Zhou [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage														20.00%												28.00%
Mr. Tang [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage																										20.00%
Mr Wukai Song [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage										100.00%			90.00%														70.00%
Ordinary shares issued (in Shares)													100,000
Mr Yunchuan Li [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage													10.00%														30.00%
Share forfeitures (in Shares)										15,000
Price per share (in Dollars per share) | $ / shares										$ 1
Mr. Yihuang Chen [Member]
Organization and Principal Activities [Line Items]
Share transfer (in Shares)												1
Grandsky Phoenix Limited [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage							96.95%
Repurchase of ordinary shares (in Shares)																								7,620,000
HMercury Capital Limited [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage							3.05%
Repurchase of ordinary shares (in Shares)																								239,721
UTime Limited [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage																									100.00%
Mr. He [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage															3.05%
Gesoper [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage																					85.00%	51.00%
Ordinary shares [Member]
Organization and Principal Activities [Line Items]
Ordinary shares issued (in Shares)															1,789,231	1,495,385	21,200
Share transfer (in Shares)		17,340,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Percentage of common stock issued																							96.95%
Percentage of common stock outstanding																							3.05%
Repurchase of ordinary shares (in Shares)															4,517,793
UTime Limited [Member]
Organization and Principal Activities [Line Items]
Non-controlling interests amount (in Yuan Renminbi) | ¥															¥ 17.2
HMercury Capital Limited [Member]
Organization and Principal Activities [Line Items]
Aggregate ordinary shares (in Shares)							377,514
HMercury Capital Limited [Member] | Ordinary shares [Member]
Organization and Principal Activities [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0.0001
Ordinary shares [Member]
Organization and Principal Activities [Line Items]
Price per share (in Dollars per share) | $ / shares																			$ 1.755
Aggregate ordinary shares (in Shares)							377,514
Ordinary shares, par value (in Dollars per share) | $ / shares																				$ 0.0001
Gross proceeds (in Dollars) | $						$ 15.0
Maximum [Member]
Organization and Principal Activities [Line Items]
Authorized shares (in Shares)										150,000
Minimum [Member]
Organization and Principal Activities [Line Items]
Authorized shares (in Shares)										135,000
IPO [Member]
Organization and Principal Activities [Line Items]
Price per share (in Dollars per share) | $ / shares						$ 4
Gross proceeds (in Dollars) | $						$ 15.0
Net proceeds					¥ 88.2	$ 13.9
IPO [Member] | Ordinary shares [Member]
Organization and Principal Activities [Line Items]
Ordinary shares issued (in Shares)					3,750,000	3,750,000
Ordinary shares, shares issued (in Shares)																							4,517,793
Ordinary shares, shares outstanding (in Shares)																							4,517,793
Mr Wukai Song [Member]
Organization and Principal Activities [Line Items]
Share transfer (in Shares)								135,000

[1]	Retrospectively restated for effect of the authorized shares decreased on March 31, 2025.